Schedule of Stock Option Activity to Consultant's (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 1	$ 100,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 2	0.59
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 3	$ (100,000)
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 4	0.59
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 5	$ 0
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 6	0
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 7	$ 50,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 8	0.73
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 9	$ 50,000
Additional Paid-in Capital Schedule Of Stock Option Activity To Consultant's 10	0.73